Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2022	2021	2020
Contracts with customers (CHF million)
Investment and portfolio management	3,079	3,497	3,187
Other securities business	61	56	66
Underwriting	491	2,493	2,255
Brokerage	2,264	3,067	3,242
Other services	1,509	2,161	1,475
Total revenues from contracts with customers	7,404	11,274	10,225

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2022	2021
Contract balances (CHF million)
Contract receivables	687	865
Contract liabilities	54	55
Contract balances
in	4Q22	3Q22	2Q22	1Q22
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	8	11	10	14

Bank
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2022	2021	2020
Contracts with customers (CHF million)
Investment and portfolio management	3,028	3,401	3,087
Other securities business	61	61	73
Underwriting	560	2,560	2,348
Brokerage	2,264	3,087	3,243
Other services	1,566	2,244	1,566
Total revenues from contracts with customers	7,479	11,353	10,317

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2022	2021
Contract balances (CHF million)
Contract receivables	686	865
Contract liabilities	54	55
Contract balances
in	4Q22	3Q22	2Q22	1Q22
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	8	11	10	14